Non-financial assets and liabilities	12 Months Ended
Jun. 30, 2023
Nonfinancial Assets And Liabilities [Abstract]
Non-financial assets and liabilities

Note 9. Non-financial assets and liabilities

(a) Property, plant and equipment

	Plant and equipment $	Furniture, fittings and equipment $	Right-of-use assets $	Total $
At 30 June 2021
Cost or fair value	354,808	35,042	115,977	505,827
Accumulated depreciation	(340,812)	(34,768)	(96,506)	(472,086)
Net book amount	13,996	274	19,471	33,741
Year ended 30 June 2022
Opening net book amount	13,996	274	19,471	33,741
Additions	10,048	-	-	10,048
Lease modification	-	-	209,560	209,560
Depreciation charge	(4,531)	(137)	(21,945)	(26,613)
Closing net book amount	19,513	137	207,086	226,736
At 30 June 2022
Cost or fair value	364,856	35,042	229,031	628,929
Accumulated depreciation	(345,343)	(34,905)	(21,945)	(402,193)
Net book amount	19,513	137	207,086	226,736
Year ended 30 June 2023
Opening net book amount	19,513	137	207,086	226,736
Additions	7,067	672	14,320	22,059
Depreciation charge	(7,203)	(131)	(41,328)	(48,662)
Closing net book amount	19,377	678	180,078	200,133
At 30 June 2023
Cost or fair value	371,923	35,714	243,351	650,988
Accumulated depreciation	(352,546)	(35,036)	(63,273)	(450,855)
Net book amount	19,377	678	180,078	200,133

(b) Inventories

	30 June 2023			30 June 2022
	Current A$	Non- current A$	Total A$	Current A$	Non- current A$	Total A$
Raw materials and stores (Colostrum)	-	1,108,256	1,108,256	137,206	956,936	1,094,142
Work in progress	444,905	111,390	556,295	124,412	-	124,412
Finished goods (Travelan and Protectyn)	394,381	-	394,381	64,923	-	64,923
Other inventories	682	-	682	37	-	37
	839,968	1,219,646	2,059,614	326,578	956,936	1,283,514

(i) Impairment of inventories

The provision for impairment of inventories assessment requires a degree of estimation and judgement. The level of the provision is assessed by taking into account the recent sales experience, the ageing of inventory, and in particular, the shelf life of inventories that affects obsolescence. Expected shelf-life is reassessed on a regular basis with reference to stability tests which are conducted by an expert engaged by the Company. A comprehensive stability study was completed in August 2020 and the reported findings support a shelf life of at least 130 months for the colostrum drug substance.

A gain of $430,932 from the movement in inventory provision was recognized in the consolidated statement of profit or loss and other comprehensive income during year ended 30 June 2023. It reflects the write back resulting from the change in accounting estimate driven from the sales recovery due to travel reopening in the Australian, U.S. and North American markets for Travelan as compared to the prior period. All short-dated finished goods as at 30 June 2023 have been written off, resulting in no provision for finished goods as at 30 June 2023 (30 June 2022: nil).

(c) Employee benefit obligations

	2023			2022
	Current $	Non- current $	Total $	Current $	Non- current $	Total $
Leave obligations (i)	237,328	1,882	239,210	211,776	36	211,812
Performance bonus	52,080	-	52,080	-	-	-
	289,408	1,882	291,290	211,776	36	211,812

(i)	Leave obligations

The current portion of this liability includes all of the accrued annual leave, the unconditional entitlements to long service leave where employees have completed the required period of service and also for those employees that are entitled to pro-rata payments in certain circumstances. Total leave provision of $237,328 (2022: $211,776) is presented as current, since the group does not have an unconditional right to defer settlement for any of these obligations. However, based on past experience, the group does not expect all employees to take the full amount of accrued leave or require payment within the next 12 months.

(d) Leases

(i)	Amounts recognized in the balance sheet

The balance sheet shows the following amounts relating to leases:

	30 June 2023 A$	30 June 2022 A$
Right-of-use assets[1]
Properties	180,078	207,086
	180,078	207,086
Lease liabilities[2]
Current	38,767	34,376
Non-current	150,325	175,411
	189,092	209,787

1.	Included in the line item ‘property, plant and equipment’ in the consolidated balance sheet.

2.	Included in the line items ‘other current liabilities’ and ‘other non-current liabilities’ in the consolidated balance sheet.

(ii)	Amounts recognized in the statement of profit or loss

The statement of profit or loss shows the following amounts relating to leases:

	2023 A$	2022 A$
Depreciation charge of right-of-use assets
Properties	41,328	37,937
	41,328	37,937

Interest expense (included in finance cost)	9,652	6,100
Expense relating to short-term leases (included in other expenses)	-	-
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	-	-
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)	-	-
Cash paid for principal payments	35,015	36,264

The total finance cash outflow for leases in 2023 was $9,652.

The total finance cash outflow for leases in 2022 was $6,100.

(iii)	The group’s leasing activities and how these are accounted for

In November 2021, the group entered into a three-year commercial lease modification for office facilities in Blackburn North. This lease modification is effective from 1 January 2022 and includes an extension option for a further 3 years by written request to the landlord before 31 December 2024. There is no variability and no covenants included in the lease.